BUSINESS SEGMENTS AND GEOGRAPHIC AREAS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012 Segment	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable segments		3
Facility closure costs	$ 166.0	$ 168.0	$ 120.0
Construction and Do It Yourself
Segment Reporting Information [Line Items]
Other charges associated with merger and other acquisitions	13	42	20
Construction and Do It Yourself | Home Depot
Segment Reporting Information [Line Items]
Percentage of sales	14.00%	14.00%	14.00%
Construction and Do It Yourself | Lowes
Segment Reporting Information [Line Items]
Percentage of sales	17.00%	18.00%	18.00%
Securities Industry
Segment Reporting Information [Line Items]
Other charges associated with merger and other acquisitions	39	41	15
Industrial Segment
Segment Reporting Information [Line Items]
Other charges associated with merger and other acquisitions	$ 25	$ 8	$ 9